Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events

Note 12 - Subsequent events

Private placement financing

In March 2019, the subscription receivable of $2,354,793 resulted from a Regulation S offering on December 7, 2018 has been fully collected from the shareholders.